Note 24 - Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	2020	2019
Sales	$427,346	$793,761
Gain on disposal of the U.K. and Ireland businesses	(45,138)	-
Loss from discontinued operations before income taxes	(11,349)	(132,004)
Provision for (recovery of) income taxes	77	(3,745)
LOSS FROM DISCONTINUED OPERATIONS	$(11,426)	$(128,259)
	As at	As at
	March 31,	March 31,
	2020	2019
ASSETS
Current assets
Cash and cash equivalents	$898	$628
Current trade and other receivables	4,978	3,007
Income taxes recoverable	12	50
Other current assets	1,140	3,087
	7,028	6,772
Non-current assets
Property and equipment	38	42
Intangible assets	545	2,157
ASSETS CLASSIFIED AS HELD FOR SALE	$7,611	$8,971

Liabilities
Current liabilities
Trade and other payables	$4,823	$4,902
Deferred revenue	83	298
LIABILITIES CLASSIFIED AS HELD FOR SALE	$4,906	$5,200

Schedule of results of disposal of operations [text block]
Proceeds from sale	$2,518
Carrying value of net liabilities disposed	74,570
Carrying value of goodwill disposed	(13,355)
Carrying value of intangible assets disposed	(8,544)
Reclassification of foreign currency translation reserve	(11,610)
Net gain on sale of U.K. operations	$43,579
Proceeds from sale	$649
Carrying value of net liabilities disposed	910
Net gain on sale of Just Energy Ireland operations	$1,559